Income Taxes - Schedule of Deferred Tax Assets and Liabilities, Current and Noncurrent (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax asset	$ 0.9	$ 2.6
Non-current deferred tax asset	32.8	40.8
Net deferred tax asset	33.7	43.4
Current deferred tax liability	0	0
Non-current deferred tax liability	33.0	46.0
Net deferred tax liabilities	$ 33.0	$ 46.0